Share-based payment (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of detailed information about number and weighted average exercise prices of share options [Table Text Block]
	Year ended		Year ended
	Dec. 31, 2019		Dec. 31, 2018
	Number of shares subject to option	Weighted-average exercise price C$	Number of shares subject to option	Weighted average exercise price C$
Balance, beginning of year	-	$-	523,352	$15.86
Forfeited	-	$-	-	$-
Expired	-	$-	(523,352)	$15.86
Balance, end of year	-	$-	-	$-

Deferred Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of detailed information about number and weighted average exercise prices of other equity instruments [Table Text Block]
	Year ended
	Dec. 31, 2019	Dec. 31, 2018
Granted during the year:
Number of units	337,999	158,886
Weighted average price (C$/unit)	$5.89	$7.91
Expenses (gain) recognized during the year[1] (notes 6c)	$1,157	$(1,877)
Payments made during the year (note 19)	$1,668	$-

[1] This expense relates to the grant of DSUs, as well as mark-to-market adjustments, and is presented within selling and administrative expenses on the consolidated income statements.

Restricted Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of detailed information about number and weighted average exercise prices of other equity instruments [Table Text Block]
	Year ended
	Dec. 31, 2019	Dec. 31, 2018
Number of units, beginning of year	3,666,867	3,405,713
Number of units granted during the year	1,080,741	1,031,701
Credits for dividends	7,554	9,724
Number of units forfeited during the year	(573,914)	(21,190)
Number of units vested	(1,957,249)	(759,081)
Number of units, end of year[1]	2,223,999	3,666,867
Weighted average price - granted (C$/unit)	$8.98	$10.33
Expenses (gain) recognized during the year[2] (note 6c)	$1,557	$(496)
Payments made during the year (note 19)	$9,380	$6,435

[1] Includes 616,397 and 1,842,837 units that have vested; however, are unreleased and unpaid as of December 31, 2019 and December 31, 2018, respectively.

[2] This net expense reflects recognition of RSU expense over the service period, as well as mark-to-market adjustments, and is presented mainly within cost of sales and selling and administrative expenses. Certain amounts related to the Arizona segment are capitalized.